Recapitalization - Schedule of Consummation of the Merger (Details) - Merger [Member]	3 Months Ended
Mar. 31, 2024 shares
Schedule of Consummation of the Merger [Line Items]
Common stock issued immediately after the Merger	1,635,342
Nubia common stock, outstanding prior to the closing of the Merger [Member]
Schedule of Consummation of the Merger [Line Items]
Common stock issued immediately after the Merger	120,095
Shares issued to Nubia convertible noteholders [Member]
Schedule of Consummation of the Merger [Line Items]
Common stock issued immediately after the Merger	119,247
Predecessor HBC Shares [Member]
Schedule of Consummation of the Merger [Line Items]
Common stock issued immediately after the Merger	1,396,000